Consolidated Statements Of Cash Flows In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 JPY (¥)	Sep. 30, 2010 JPY (¥)
Cash flows from operating activities:
Net income (loss)	$ (340)	¥ (26,221)	¥ 4,968
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	615	47,339	37,055
(Gain) loss on investments in equity securities	41	3,141	16,028
Deferred income taxes	97	7,507	18,508
Changes in operating assets and liabilities:
Time deposits	(2,804)	(216,001)	(66,987)
Deposits with stock exchanges and other segregated cash	(642)	(49,435)	(42,684)
Trading assets and private equity investments	(16,362)	(1,260,532)	(1,706,764)
Trading liabilities	(8,741)	(673,374)	1,096,676
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase	10,519	810,412	475,091
Securities borrowed, net of securities loaned	125	9,647	(977,595)
Other secured borrowings	1,694	130,504	(64,316)
Loans and receivables, net of allowance for doubtful accounts	1,493	114,998	(33,753)
Payables	2,753	212,075	(98,378)
Bonus accrual	(658)	(50,722)	(84,531)
Accrued income taxes, net	56	4,310	(12,470)
Other, net	470	36,223	343,622
Net cash used in operating activities	(11,684)	(900,129)	(1,095,530)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities	(939)	(72,369)	(93,648)
Proceeds from sales of office buildings, land, equipment and facilities	596	45,939	59,634
Proceeds from sales of investments in equity securities	69	5,305	1,955
Decrease (increase) in loans receivable at banks, net	272	20,921	(15,950)
Decrease (increase) in non-trading debt securities, net	27	2,098	(163,037)
Other, net	537	41,393	5,964
Net cash provided by (used in) investing activities	562	43,287	(205,082)
Cash flows from financing activities:
Increase in long-term borrowings	13,798	1,062,997	1,302,017
Decrease in long-term borrowings	(17,815)	(1,372,456)	(584,219)
Decrease in short-term borrowings, net	(400)	(30,833)	(84,922)
Increase in deposits received at banks, net	2,333	179,749	257,753
Proceeds from sales of common stock held in treasury	0	7	6
Payments for repurchases of common stock held in treasury	(107)	(8,281)	(37,367)
Payments for cash dividends	(187)	(14,408)	(14,680)
Net cash provided by (used in) financing activities	(2,378)	(183,225)	838,588
Effect of exchange rate changes on cash and cash equivalents	(372)	(28,634)	(23,719)
Net decrease in cash and cash equivalents	(13,872)	(1,068,701)	(485,743)
Cash and cash equivalents at beginning of period	21,032	1,620,340	1,020,647
Cash and cash equivalents at end of period	7,160	551,639	534,904
Cash paid during the period for-
Interest	2,460	189,546	95,511
Income tax payments, net	$ 54	¥ 4,130	¥ 17,063